Merger Agreement Merger Agreement (Details) (USD $)				12 Months Ended			12 Months Ended		1 Months Ended	0 Months Ended					0 Months Ended
	Feb. 14, 2013 Unsecured Debt [Member] ARCP Merger [Member]	Feb. 14, 2013 Term Loan [Member] ARCP Merger [Member]	Feb. 14, 2013 Revolving Credit Facility [Member] ARCP Merger [Member]	Dec. 31, 2012 Option Two [Member] ARCP Merger [Member]	Dec. 31, 2012 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Dec. 31, 2012 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Dec. 31, 2012 ARCP [Member] ARCP Merger [Member]	Feb. 28, 2013 Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 External Credit Rating, Non Investment Grade [Member] Maximum [Member]	Feb. 28, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Feb. 28, 2013 External Credit Rating, Investment Grade [Member] Maximum [Member]	Feb. 28, 2013 External Credit Rating, Investment Grade [Member] Minimum [Member]	Feb. 28, 2013 Pre-Conversion [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 Post-Conversion [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] Advisor [Member] American Realty Capital Advisors III LLC [Member]	Dec. 31, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] Advisor [Member] American Realty Capital Advisors III LLC [Member]
Business Acquisition [Line Items]
Convertible stock issued during period, shares					0.95				0.95
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark																	6.00%	6.00%
Related Party Transaction, Cumulative Capital Investment Return																	$ 557,300,000
Contributions From Non-Controlling Interest Holders										800,000
Convertible stock issued during period, value							$ 12.00
Percentage of Considerating Paid in Stock				30.00%
Common stock, shares outstanding						148,200,000		29,200,000
percentage of shares outstanding								16.50%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units [Line Items]															7,600,000	7,300,000
Line of Credit Facility, Current Borrowing Capacity	875,000,000	525,000,000	350,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000,000
Debt Instrument, Basis Spread on Variable Rate											22000.00%	16000.00%	20000.00%	11500.00%